Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Unearned ESOP Shares	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss), Net of Tax
Beginning Balance at Dec. 31, 2012	$ 84,055	$ (3,418)	$ 62	$ 47,302	$ 37,745	$ 2,364
Net income	4,013	0	0	0		0
Other comprehensive income (loss)	(4,202)	0	0	0	0	(4,202)
Cash dividends on common stock ($0.16 and $0.13 per share for December 31, 2013 and 2012 respectively)	(987)	0	0	0	(987)	0
Repurchase of common stock, 382,513 shares	(3,186)	0	(3)	(3,183)	0	0
ESOP shares earned, 22,486 shares for both December 31, 2013 and 2012 respectively	229	180	0	49	0	0
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	84	0	0	84	0	0
Stock based compensation expense	243	0	0	243	0	0
Ending Balance at Dec. 31, 2013	80,249	(3,238)	59	44,495	40,771	(1,838)
Net income	4,410	0	0	0		0
Other comprehensive income (loss)	2,360	0	0	0	0	2,360
Cash dividends on common stock ($0.16 and $0.13 per share for December 31, 2013 and 2012 respectively)	(923)	0	0	0	(923)	0
Repurchase of common stock, 382,513 shares	(4,321)	0	(3)	(4,318)	0	0
ESOP shares earned, 22,486 shares for both December 31, 2013 and 2012 respectively	251	180	0	71	0	0
Exercise of stock options, 4,472 shares	28	0	0	28	0	0
Stock based compensation expense	334	0	1	333	0	0
Ending Balance at Dec. 31, 2014	$ 82,388	$ (3,058)	$ 57	$ 40,609	$ 44,258	$ 522